Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories

6. Inventories

	At December 31,
	2025	2024
Raw materials	$110,148	$94,674
Work-in-process	385,435	309,162
Finished goods	62,591	442,369
	$558,174	$846,205

During the year ended December 31, 2025, the Company recognized inventory write-downs of $95,345, primarily due to excess and obsolete inventory. These charges are included in cost of goods sold.